Nature of Operations and Summary of Significant Accounting Policies (Details Narrative)						1 Months Ended						6 Months Ended		12 Months Ended
	Jul. 30, 2015 USD ($)	Jul. 30, 2014 USD ($)	Jul. 30, 2014 USD ($)	Mar. 18, 2014 $ / shares shares	Feb. 12, 2014	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) Contracts Agreements $ / shares shares	May. 31, 2015 USD ($)	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Feb. 28, 2013 USD ($) shares	Jun. 30, 2015 USD ($) Contracts Agreements $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 12, 2015 USD ($)	Jul. 31, 2014 shares
Cumulative operating losses							$ 63,858,298					$ 63,858,298		$ 51,720,525	$ 36,601,063
Working capital deficit							$ 2,500,000					$ 2,500,000		3,200,000
Debt owed								$ 500,000
Number of contracts with customers for our products and services | Contracts							437					437
Number of agreements in active | Agreements							312					312
Debt monthly payment								$ 50,000
Proceeds from line of credits						$ 10,000,000
Debt extend due date						Jan. 31, 2016
Conversion of debt into preferred stock										$ 986,793	$ 6,744,139	$ 752,000	$ 986,793	$ 7,288,025	$ 11,063,816
Debt converted into the preferred stock shares | shares										246,867	1,854,638
Warrants to purchase of common stock, shares | shares							19,692					19,692		19,692			3,289,086
Warrants price per share | $ / shares							$ 4.00					$ 4.00		$ 4.00
Outstanding obligation							$ 466,936					$ 466,936
Issuance of convertible preferred stock, shares | shares							44,030					44,030		2,229,702	0
Convertible preferred stock price per share | $ / shares							$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Gross proceeds in the form of promissory notes payable												$ 750,000	$ 7,820,000	$ 8,261,340	$ 6,703,499
Proceeds from issuance of common stock												33,829		5,579,208	1,197,550
Allowance for doubtful accounts receivable							$ 15,000					$ 15,000		$ 25,000	$ 89,000
Reverse stock split of issued and outstanding common stock				1-for-10.9532 basis
Common stock, shares authorized | shares				22,500,000			500,000,000					500,000,000		500,000,000	500,000,000
Common stock par value | $ / shares				$ 0.01			$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares				2,500,000			20,000,000					20,000,000		20,000,000	20,000,000
Advertising costs														$ 15,888	$ 15,495
Maximum [Member]
Client agreements term												36 months
Minimum [Member]
Client agreements term												12 months
DE Acquisition 2, Inc [Member]
Merger description					the terms of the Merger, each share of common stock of Cachet Financial Solutions (Minnesota) that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock.
Scarsdale Equities LLC [Member] | Maximum [Member]
Warrants price per share | $ / shares							$ 1.15					$ 1.15
Scarsdale Equities LLC [Member] | Minimum [Member]
Warrants price per share | $ / shares							0.4816					$ 0.4816
Former Series A and B Preferred Stock Holders [Member]
Conversion of debt into preferred stock												$ 8,232,628
Former Series A and B Preferred Stock Holders [Member] | Maximum [Member]
Warrants price per share | $ / shares							1.15					$ 1.15
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares							$ 0.4816					$ 0.4816
Series B Convertible Preferred Stock [Member]
Debt converted into the preferred stock shares | shares														2,229,702
Warrant term												5 years		5 years
Warrants to purchase of common stock, shares | shares							2,065,891					2,065,891		2,065,891
Warrants price per share | $ / shares							$ 1.15					$ 1.15		$ 1.15
Warrants adjusted price per share | $ / shares							$ 0.4816					$ 0.4816
Issuance of convertible preferred stock, shares | shares							2,065,891					2,065,891		2,065,891
Convertible preferred stock price per share | $ / shares							$ 1.15					$ 1.15		$ 1.15
Proceeds from issuance of stock after offering cost														$ 2,200,000
Offer cost														$ 3,000,000
Series A Convertible Preferred Stock One [Member]
Warrant term														5 years
Warrants to purchase of common stock, shares | shares														9,000
Warrants price per share | $ / shares														$ 2.00
Warrants adjusted price per share | $ / shares														$ 1.15
Issuance of convertible preferred stock, shares | shares														9,000
Convertible preferred stock price per share | $ / shares														$ 1.50
Series B Convertible Preferred Stock One [Member]
Warrant term														5 years
Warrants to purchase of common stock, shares | shares														2,065,891
Warrants price per share | $ / shares														$ 1.15
Warrants adjusted price per share | $ / shares														$ 0.4816
Issuance of convertible preferred stock, shares | shares														2,065,891
Convertible preferred stock price per share | $ / shares														$ 1.15
Series C Convertible Preferred Stock [Member]
Warrant term							5 years
Warrants to purchase of common stock, shares | shares							10,057,119					10,057,119
Warrants price per share | $ / shares							$ 0.4816					$ 0.4816
Issuance of convertible preferred stock, shares | shares							44,030					44,030
Convertible preferred stock price per share | $ / shares							$ 100.00					$ 100.00
Gross proceeds in the form of cash and noncash							$ 4,403,000
Gross proceeds in the form of cash							$ 2,951,000
Promissory notes term							150 days
Gross proceeds in the form of promissory notes payable							$ 950,000
Percentage of dividend payable to holders per annum												10.00%
Preferred stock initial conversion price | $ / shares							$ 0.4378					$ 0.4378
Proceeds from issuance of common stock												$ 10,000,000
Preferred stock converted of common stock closing price percentage												100.00%
Percentage of preferred stock shares issued and outstanding							50.00%					50.00%
Series C Convertible Preferred Stock [Member] | Scarsdale Equities LLC [Member]
Warrant term												5 years
Warrants to purchase of common stock, shares | shares							703,997					703,997
Warrants price per share | $ / shares							$ 0.4816					$ 0.4816
Commission paid												$ 220,150
Series C Convertible Preferred Stock [Member] | ROTH Capital Partners [Member]
Warrant term												5 years
Warrants to purchase of common stock, shares | shares							241,746					241,746
Warrants price per share | $ / shares							$ 0.5254					$ 0.5254
Commission paid												$ 105,836
Series A Convertible Preferred Stock [Member]
Warrant term												5 years		5 years
Warrants to purchase of common stock, shares | shares							9,000					9,000		2,229,702
Warrants price per share | $ / shares							$ 2.00					$ 2.00		$ 2.00
Warrants adjusted price per share | $ / shares							$ 0.4816					$ 0.4816		$ 1.15
Issuance of convertible preferred stock, shares | shares							9,000					9,000		2,229,702
Convertible preferred stock price per share | $ / shares							$ 1.50					$ 1.50		$ 1.50
Proceeds from issuance of stock after offering cost														$ 3,000,000
Financing Commitment Letter [Member]
Outstanding obligation							$ 381,000					$ 381,000
Director [Member]
Debt principal and interest														714,553
Line of credit														1,100,000
Proceeds from financing														$ 10,000,000
Debt due date														Apr. 30, 2015
Note receivable from related parties																$ 500,000
Director [Member] | Series C Convertible Preferred Stock [Member]
Note receivable from related parties																$ 950,000
Two Directors [Member] | Financing Commitment Letter [Member]
Debt principal and interest									$ 450,000
Debt due date	Jan. 31, 2015	Jan. 31, 2015	Jan. 31, 2015						Jan. 31, 2016
Debt owed		$ 2,500,000	$ 2,500,000
Debt extend due date	Jan. 31, 2016	Jan. 31, 2016
Debt interest rate		10.00%	10.00%						10.00%
Debt default interest rate	18.00%	18.00%
Additional advances	$ 350,000											350,000
Two Directors [Member] | Financing Commitment Letter [Member] | June 30, 2015 [Member]
Debt due date														Jun. 30, 2015
Debt owed														$ 620,000
Michael J. Hanson [Member]
Debt principal and interest							500,000					500,000
Line of credit							1,100,000					$ 1,100,000
Debt due date												Dec. 31, 2015
Proceeds from issuance of stock after offering cost												$ 2,200,000
Cancellation of debt amount												250,000
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member]
Cancellation of debt amount												250,000		250,000
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into preferred stock							$ 3,020					$ 302,000
Debt converted into the preferred stock shares | shares												3,020
Warrant term							10 years
Warrants to purchase of common stock, shares | shares							232,983					232,983
Warrants price per share | $ / shares							$ 0.4378					$ 0.4378
Michael J. Hanson [Member] | Financing Commitment Letter [Member]
Debt principal and interest							$ 32,588					$ 32,588		$ 359,466
Debt due date												Jan. 31, 2016
Debt owed							381,000					$ 381,000
Debt interest rate														18.00%
Additional advances														$ 350,000
Michael J. Hanson [Member] | Financing Commitment Letter [Member] | Series B Convertible Preferred Stock [Member]
Conversion of debt into preferred stock									$ 250,000
Debt converted into the preferred stock shares | shares									217,391
Warrant term									5 years
Warrants to purchase of common stock, shares | shares									217,391
Warrants price per share | $ / shares									$ 1.15
Warrants adjusted price per share | $ / shares									$ 0.4816
Michael J. Hanson [Member] | Financing Commitment Letter [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into preferred stock									$ 102,000
Debt converted into the preferred stock shares | shares									1,020
Warrant term									5 years
Warrants to purchase of common stock, shares | shares									232,983
Warrants price per share | $ / shares									$ 0.4816
Michael J. Hanson [Member] | Financing Commitment Letter [Member] | February 2015 [Member]
Debt principal and interest														2,500,000
Debt owed														$ 450,000
Debt interest rate														10.00%
Cancellation of debt amount														$ 250,000
Michael J. Hanson [Member] | Financing Commitment Letter [Member] | February 2015 [Member] | Series B Convertible Preferred Stock [Member]
Conversion of debt into preferred stock														$ 250,000
Debt converted into the preferred stock shares | shares														217,391
Warrant term														5 years
Warrants price per share | $ / shares														$ 1.15
Messrs. Davis [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into preferred stock												$ 200,000
Debt converted into the preferred stock shares | shares												2,000
Messrs. Davis [Member] | Financing Commitment Letter [Member]
Debt principal and interest							$ 348,000					$ 348,000